Condensed Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Revenues
Total revenues		$ 10,264	$ 14,260
Cost of revenues		(6,377)	(7,665)
Gross profit		3,887	6,595
Operating expenses:
Selling and marketing		(4,815)	(5,910)
General and administrative		(7,794)	(5,932)
Total operating expenses		(12,609)	(11,842)
Loss from operations		(8,722)	(5,247)
Other income (expense)
Other expense, net		(2,817)	(3,858)
Interest income		3	11
Loss before income taxes		(11,536)	(9,094)
Income tax expenses		(13)	(88)
Net loss		(11,549)	(9,182)
Less: Net income attributable to non-controlling interests		0	174
Net loss attributable to Lichen International Limited		(11,549)	(9,356)
Comprehensive (loss) income:
Net loss		(11,549)	(9,182)
Foreign currency translation adjustments		1,874	154
Comprehensive loss		$ (9,675)	$ (9,028)
Weighted average number of ordinary shares outstanding – diluted (in Shares)	[1]	16,326,825	282,846
Weighted average number of ordinary shares outstanding – basic (in Shares)	[1]	16,326,825	282,846
(Loss) Earnings per ordinary share – diluted (in Dollars per share)	[1]	$ (0.71)	$ (32.46)
(Loss) Earnings per ordinary share – basic (in Dollars per share)	[1]	$ (0.71)	$ (32.46)
Financial and taxation solution services
Revenues
Total revenues		$ 8,053	$ 11,579
Education support services
Revenues
Total revenues		0	760
Software and maintenance services
Revenues
Total revenues		1,271	1,330
Pre-IPO advisory services
Revenues
Total revenues		$ 940	$ 591

[1]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.